FINANCIAL ITEMS (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Finance Income (Costs)

USDm	2024	2023	2022
Financial income
Interest income from cash and cash equivalents, including restricted cash ¹⁾	24.5	14.2	4.0
Other financial income	0.3	0.1	—
Total	24.8	14.3	4.0

Financial expenses
Interest expenses on borrowings ¹⁾	69.7	55.6	48.5
Financial expenses arising from lease liabilities regarding right-of-use assets	0.6	0.5	0.2
Exchange rate adjustments, including loss from forward exchange rate contracts	0.7	0.4	0.5
Commitment fee	1.9	1.3	0.6
Amortization of interest rate swaps	1.7	2.2	2.4
Ineffectiveness on interest rate swaps	(1.5)	(2.4)	(3.6)
Other financial expenses	1.0	3.3	0.2
Total	74.1	60.9	48.8

Total financial items	(49.3)	(46.6)	(44.8)
¹⁾ Interest for financial assets and liabilities not at fair value through profit and loss.